Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Deposits [Line Items]
Interest bearing	$ 58,447
Non-interest bearing	91,273
Payables after notice	271,844
Payable on a fixed date	347,914	$ 262,802
Total	769,478	685,631
Canada [member]
Disclosure Of Deposits [Line Items]
Interest bearing	48,260
Non-interest bearing	81,726
Payables after notice	126,204
Payable on a fixed date	259,100
Total	515,290	427,316
United States [member]
Disclosure Of Deposits [Line Items]
Interest bearing	9,851
Non-interest bearing	9,478
Payables after notice	143,819
Payable on a fixed date	54,572
Total	217,720	232,830
Other countries [member]
Disclosure Of Deposits [Line Items]
Interest bearing	336
Non-interest bearing	69
Payables after notice	1,821
Payable on a fixed date	34,242
Total	36,468	25,485
Banks [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	4,938
Non-interest bearing	2,096
Payables after notice	1,417
Payable on a fixed date	22,450
Total	30,901	26,611
Business and governments [member]
Disclosure Of Deposits [Line Items]
Interest bearing	49,074
Non-interest bearing	52,355
Payables after notice	151,298
Payable on a fixed date	243,104
Total	495,831	442,248
Individuals [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	4,435
Non-interest bearing	36,822
Payables after notice	119,129
Payable on a fixed date	82,360
Total	$ 242,746	$ 216,772